Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 28, 2018
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000893730
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	if
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2018
Prospectus Date	rr_ProspectusDate	Nov. 28, 2018
Williston Basin/Mid-North America Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICPAX
Williston Basin/Mid-North America Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICPUX
Williston Basin/Mid-North America Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICWIX
INTEGRITY GROWTH & INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIAX
INTEGRITY GROWTH & INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIUX
INTEGRITY GROWTH & INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIVX
Integrity High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHFAX
Integrity High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHFCX
Integrity High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHFIX
Integrity Dividend Harvest Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDIVX
Integrity Dividend Harvest Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHIX
Integrity Dividend Harvest Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHCX
Integrity Energized Dividend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRGDX
Integrity Energized Dividend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRGUX
Integrity Energized Dividend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRIGX